Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Profit/(loss) before tax	£ 10,904	£ (126,101)
Adjustments to reconcile profit/(loss) before tax to net cash flows from operating activities:
– Depreciation and impairment of property, plant and equipment	260	1,018
– Share-based payment expense	1,760	911
– Net foreign exchange loss	1,269	519
– Increase in provisions and other liabilities	1,513	38
– Finance income	(1)	(39)
– Finance costs	1,915	2,813
– Loss on disposal of intangible assets		11,302
– Transaction costs relating to PIPE		1,349
– Gain on disposal of fixed assets		(53)
– Fair value remeasurement on warrants	(14,363)	94,704
– Disposal of intangible asset	9,457
Working capital adjustments:
– (Increase)/decrease in trade and other receivables	(1,675)	(553)
– Increase/(decrease) in trade and other payables	(1,137)	(3,329)
– Tax credits received		6,263
Net cash flows from/(used in) operating activities	9,902	(11,158)
Investing activities
Proceeds from sale of property, plant and equipment		59
Sale of intangible assets (net of transaction costs)		1,965
Acquisition of subsidiary		(354)
Interest earned	1	39
Net cash flows received from investing activities	1	1,709
Financing activities
Proceeds from issue of ordinary shares	78,532	20,136
Transaction costs on issue of shares	(234)	(1,307)
Proceeds from issue of convertible loan		44,375
Transaction costs issue of convertible loan		(3,598)
Capital repayment of bank loan		(8,011)
Interest paid on bank loan		(581)
Payment of lease liabilities	(290)	(1,461)
Net cash generated from financing activities	78,008	49,553
Net increase in cash and cash equivalents	87,911	40,104
Cash and cash equivalents at the beginning of the period	23,469	16,347
Effect of exchange rate changes on cash and cash equivalents	(1,287)	370
Cash and cash equivalents at the end of the period	£ 110,093	£ 56,821